FINANCIAL ASSETS AND LIABILITIES (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Corporate bonds book value	$ 1,925	$ 1,350
Book value, Financial loans	117	13
Book Value, Other financial loans	37	54
Total Book Value	$ 2,079	1,448
Book value, Bank overdrafts		$ 31
Class 19 CB [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA
Currency	$
Residual value	$ 17,131
Interest	Variable
Rate	Badlar - 1%
Expiration	Feb-25
Corporate bonds book value	$ 17
Class 18 CB [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 68	$ 72
Interest	Fixed	Fixed
Rate	5.00%	5.00%
Expiration	Sep-25	Sep-25
Corporate bonds book value	$ 69	$ 73
Class 16 CB [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 56	$ 56
Interest	Fixed	Fixed
Rate	4.99%	4.99%
Expiration	Nov-25	Nov-25
Corporate bonds book value	$ 56	$ 56
Class 20 CB [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA
Currency	US$
Residual value	$ 54
Interest	Fixed
Rate	6.00%
Expiration	Mar-26
Corporate bonds book value	$ 54
Class 9 CB [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 120	$ 179
Interest	Fixed	Fixed
Rate	9.50%	9.50%
Expiration	Dec-26	Dec-26
Corporate bonds book value	$ 123	$ 184
Class 1 CB [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 353	$ 597
Interest	Fixed	Fixed
Rate	7.50%	7.50%
Expiration	Jan-27	Jan-27
Corporate bonds book value	$ 363	$ 611
Class 13 CB [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 98	$ 98
Interest	Fixed	Fixed
Rate	0.00%	0.00%
Expiration	Dec-27	Dec-27
Corporate bonds book value	$ 96	$ 96
Class 22 CB [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA
Currency	US$
Residual value	$ 84
Interest	Fixed
Rate	5.75%
Expiration	Oct-28
Corporate bonds book value	$ 85
Class 3 CB [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 293	$ 293
Interest	Fixed	Fixed
Rate	9.13%	9.13%
Expiration	Apr-29	Apr-29
Corporate bonds book value	$ 294	$ 292
Class 21 CB [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA
Currency	US$
Residual value	$ 410
Interest	Fixed
Rate	7.95%
Expiration	Sep -31
Corporate bonds book value	$ 410
Class 23 CB [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA
Currency	US$
Residual value	$ 360
Interest	Fixed
Rate	7.88%
Expiration	Dec-34
Corporate bonds book value	$ 358
Financial Loans One [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 35	$ 8
Interest	Fixed	Variable
Rate	3.00%	SOFR 6M + 4.21%
Expiration	Mar-25	Nov-24
Book value, Financial loans	$ 36	$ 8
Financial Loans Two [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	$
Residual value	$ 40	$ 3,000
Interest	Fixed	Variable
Rate	4.25%	Between 80% and 110%
Expiration	Apr-25	Between Apr-24 and Jun-24
Book value, Financial loans	$ 40	$ 5
Financial Loans Three [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA
Currency	US$
Residual value	$ 15
Interest	Fixed
Rate	5.40%
Expiration	Mar-26
Book value, Financial loans	$ 15
Financial Loans Four [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA
Currency	US$
Residual value	$ 25
Interest	Fixed
Rate	3.00%
Expiration	May-26
Book value, Financial loans	$ 26
Other Financial Loans One [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 283	$ 22
Interest	Variable	Variable
Rate	SOFR + 0%	SOFR + 0.35%
Expiration	Aug-25	Jul-24
Book Value, Other financial loans	$ 20	$ 23
Other Financial Loans Two [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Currency	US$	US$
Residual value	$ 3	$ 12
Interest	Fixed	Variable
Rate	Between 9.50% and 10.25%	SOFR + 0%
Expiration	Between Feb-25 and Sep-25	Aug-24
Book Value, Other financial loans	$ 3	$ 12
Other Financial Loans Three [Member]
IfrsStatementLineItems [Line Items]
Company name	GASA	PAMPA
Currency	U$S	US$
Residual value	$ 14,937	$ 14
Interest	Fixed	Fixed
Rate	3.25%	Between 13% and 16%
Expiration	May-25	Between Jan-24 and Jun-24
Book Value, Other financial loans	$ 14	$ 14
Class 17 C B [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Currency		$
Residual value		$ 5,980
Interest		Fixed
Rate		Badlar + 2%
Expiration		May-24
Corporate bonds book value		$ 9
Class 15 C B [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Currency		$
Residual value		$ 18,264
Interest		Variable
Rate		Badlar + 0%
Expiration		Jul-24
Corporate bonds book value		$ 29
Other Financial Loans Four [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Currency		CNY
Residual value		$ 37
Interest		Fixed
Rate		Between 12% and 12.50%
Expiration		Between Mar-24 and Nov-24
Book Value, Other financial loans		$ 5
Bank Overdraft [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Currency		$
Residual value		$ 23,140
Interest		Fixed
Rate		Between79.00% and 81.00%
Expiration		Between Jan-24 and Apr-24
Book value, Bank overdrafts		$ 31